Shareholder Report	2 Months Ended	4 Months Ended	6 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Virtus ETF Trust II
Entity Central Index Key			0001648403
Entity Investment Company Type			N-1A
Document Period End Date			Jan. 31, 2025
C000248117
Shareholder Report [Line Items]
Fund Name			Virtus AlphaSimplex Managed Futures ETF
Class Name			Virtus AlphaSimplex Managed Futures ETF
Trading Symbol			ASMF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.87%
AssetsNet	$ 14,490,613	$ 14,490,613	$ 14,490,613
Holdings Count | Holding	0	0	0
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$14,490,613
Total number of portfolio holdings	0
Portfolio turnover rate	0%

Holdings [Text Block]

% RISK ALLOCATION (includes futures contracts)

Commodities	18
Currencies	33
Equities	21
Fixed Income	28

C000228821
Shareholder Report [Line Items]
Fund Name			Virtus Duff & Phelps Clean Energy ETF
Class Name			Virtus Duff & Phelps Clean Energy ETF
Trading Symbol			VCLN
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$28	0.59%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.59%
AssetsNet	$ 5,517,420	$ 5,517,420	$ 5,517,420
Holdings Count | Holding	45	45	45
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$5,517,420
Total number of portfolio holdings	45
Portfolio turnover rate	47%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Utilities	48.80%
Industrials	27.10%
Information Technology	16.10%
Energy	6.30%
Materials	1.70%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000254229
Shareholder Report [Line Items]
Fund Name		Virtus KAR Mid-Cap ETF
Class Name		Virtus KAR Mid-Cap ETF
Trading Symbol		KMID
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of October 15, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Semi - Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number		1-888-383-0553
Additional Information Website		https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$24Footnote Reference(a)	0.80%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period October 15, 2024 (commencement of operations) through January 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.80%
AssetsNet	$ 16,981,914	$ 16,981,914	$ 16,981,914
Holdings Count | Holding	27	27	27
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$16,981,914
Total number of portfolio holdings	27
Portfolio turnover rate	1%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Industrials	43.50%
Information Technology	17.10%
Financials	15.70%
Consumer Discretionary	12.40%
Health Care	11.30%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000224134
Shareholder Report [Line Items]
Fund Name			Virtus Newfleet ABS/MBS ETF
Class Name			Virtus Newfleet ABS/MBS ETF
Trading Symbol			VABS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Newfleet ABS/MBS ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS/MBS ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.39%
AssetsNet	$ 17,007,282	$ 17,007,282	$ 17,007,282
Holdings Count | Holding	97	97	97
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$17,007,282
Total number of portfolio holdings	97
Portfolio turnover rate	22%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	58.54%
Residential Mortgage Backed Security	33.33%
Commercial Mortgage Backed Security	6.69%
Corporate Bond	1.44%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000246126
Shareholder Report [Line Items]
Fund Name			Virtus Newfleet Short Duration Core Plus Bond ETF
Class Name			Virtus Newfleet Short Duration Core Plus Bond ETF
Trading Symbol			SDCP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.35%
AssetsNet	$ 10,975,629	$ 10,975,629	$ 10,975,629
Holdings Count | Holding	224	224	224
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$10,975,629
Total number of portfolio holdings	224
Portfolio turnover rate	20%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	35.34%
Corporate Bond	24.75%
Residential Mortgage Backed Security	18.51%
U.S. Government Securities	7.90%
Commercial Mortgage Backed Security	5.89%
Mortgage Backed Security	3.96%
Foreign Bond	3.65%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000162265
Shareholder Report [Line Items]
Fund Name			Virtus Newfleet Short Duration High Yield Bond ETF
Class Name			Virtus Newfleet Short Duration High Yield Bond ETF
Trading Symbol			VSHY
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.39%
AssetsNet	$ 6,660,545	$ 6,660,545	$ 6,660,545
Holdings Count | Holding	113	113	113
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$6,660,545
Total number of portfolio holdings	113
Portfolio turnover rate	42%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	77.20%
Foreign Bond	12.40%
Money Market Fund	10.39%
Term Loan	0.01%
Health Care	0.00%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000255321
Shareholder Report [Line Items]
Fund Name	Virtus Seix AAA Private Credit CLO ETF
Class Name	Virtus Seix AAA Private Credit CLO ETF
Trading Symbol	PCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of December 2, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$5Footnote Reference(a)	0.29%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 02, 2024 (commencement of operations) through January 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.29%
AssetsNet	$ 16,290,041	$ 16,290,041	$ 16,290,041
Holdings Count | Holding	26	26	26
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$16,290,041
Total number of portfolio holdings	26
Portfolio turnover rate	25%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	88.18%
Term Loan	11.82%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000209678
Shareholder Report [Line Items]
Fund Name			Virtus Seix Senior Loan ETF
Class Name			Virtus Seix Senior Loan ETF
Trading Symbol			SEIX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.57%
AssetsNet	$ 313,434,224	$ 313,434,224	$ 313,434,224
Holdings Count | Holding	324	324	324
InvestmentCompanyPortfolioTurnover			143.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$313,434,224
Total number of portfolio holdings	324
Portfolio turnover rate	143%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Term Loan	95.06%
Corporate Bond	3.84%
Asset Backed Security	0.81%
Foreign Bond	0.29%
Warrant	0.00%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000239036
Shareholder Report [Line Items]
Fund Name			Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Class Name			Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Trading Symbol			VEMY
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.55%
AssetsNet	$ 12,117,648	$ 12,117,648	$ 12,117,648
Holdings Count | Holding	153	153	153
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$12,117,648
Total number of portfolio holdings	153
Portfolio turnover rate	48%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Foreign Bond	100.00%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.

C000222917
Shareholder Report [Line Items]
Fund Name			Virtus Terranova U.S. Quality Momentum ETF
Class Name			Virtus Terranova U.S. Quality Momentum ETF
Trading Symbol			JOET
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi - Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number			1-888-383-0553
Additional Information Website			https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$16	0.29%Footnote Reference(a)
Footnote	Description
Footnote (a)	Annualized

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.29%
AssetsNet	$ 165,428,855	$ 165,428,855	$ 165,428,855
Holdings Count | Holding	126	126	126
InvestmentCompanyPortfolioTurnover			57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$165,428,855
Total number of portfolio holdings	126
Portfolio turnover rate	57%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	31.10%
Industrials	21.70%
Information Technology	16.80%
Consumer Discretionary	8.60%
Health Care	5.60%
Communication Services	4.90%
Energy	3.20%
Consumer Staples	2.40%
Materials	2.40%
Utilities	1.70%
Real Estate	1.60%
Footnote	Description
Footnote (1)	Percentage of total investments as of January 31, 2025.